Reserves	12 Months Ended
Dec. 31, 2025
Reserves [Abstract]
RESERVES
17	RESERVES

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	557,630
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	250,646
	3,280,388	3,280,388	808,276